Segmented information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total segment revenues	$ 1,086,268	$ 941,263	$ 625,727
Less: equity investees' revenue	(955,699)	(777,231)	(470,101)
Total consolidated revenues	130,569	164,032	155,626
Total segment operating loss	(9,685)	(112,937)	(49,848)
Less: equity investees’ operating income	(100,057)	(38,035)	(45,133)
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:	(109,742)	(150,972)	(94,981)
Depreciation and amortization:	18,666	16,288	11,395
Provision for inventory purchase commitments (On-Road Systems)	4,106	0	0
Losses on impairments, write-downs and disposals	52,376	57,811	11,395
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(162,118)	(208,783)	(106,376)
Foreign exchange (gain) loss, bank charges and other	(2,731)	(14,573)	1,922
Loss from operations	(159,387)	(194,210)	(108,298)
Interest on long-term debt and other income (expenses), net	(5,032)	(3,771)	(4,928)
Income from investment accounted for by the equity method	14,222	13,444	16,190
Loss before income taxes	(150,197)	(184,537)	(97,036)
Westport Operations [Member]
Total segment revenues	126,988	151,615	132,382
Total segment operating loss	(22,379)	(67,426)	(44,770)
Depreciation and amortization:	13,573	11,474	9,016
Losses on impairments, write-downs and disposals	26,146	9,959	0
Cummins Westport Inc [Member]
Total segment revenues	337,234	310,651	198,015
Total segment operating loss	21,555	23,539	35,368
Corporate And Technology Investments [Member]
Total segment revenues	3,581	12,417	23,244
Total segment operating loss	(87,363)	(83,546)	(50,211)
Depreciation and amortization:	5,093	4,814	2,379
Losses on impairments, write-downs and disposals	3,458	31,564	0
Weichai Westport Inc [Member]
Total segment revenues	618,465	466,580	272,086
Total segment operating loss	$ 78,502	$ 14,496	$ 9,765